SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 - SUBSEQUENT EVENTS

A.	On April 21, 2022, the Company amended its certificate of incorporations to decrease the number of authorized shares of common stock that it may issue from time to time, from 10,000,000,000 to 900,000,000 shares.

B.	On May 4, 2022, the Company received notice that Todd Violette is resigning from his role as Chief Executive Officer of the Company to pursue personal interests, effective immediately. The company nominated Mr. Boris Molchadsky, the company chairman, as Chief Executive Officer of the Company.

C.	On May 9, 2022, the company received the balance of $390,000 from Leonite. Upon receipt of the balance of the committed amount, we issued to Leonite an additional 200,000 shares of our common stock and 300,000 warrants to purchase additional shares of our common stock at a per share exercise price of $0.6. See Note 4.

D.	On May 10, 2022, the company filed an S-1 registration statement and its audited financials.

E.	On May 25, 2022, the company signed a 6-month consulting agreement with Guerilla capital, a Canadian company, for the services of investors market perception, identifying capital market solutions, marketing and news dissemination. On June 2nd, 2022, Guerilla Capital was issued 2,484,472 shares for its services.

F.	On June 1, 2022, the company signed a consulting agreement with GPIS LTD, an Israeli company controlled by Boris Molchadsky, for the services of S-1 filing consultation, management services and US development of company operations. The fee for its services is $182,000, paid in 4 installments.

NOTE 14 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of this report.

A.	On February 1st, 2022, Neil Kline was appointed to the Company’s board of directors. The Company granted Mr. Kline an option to purchase up to 500,000 shares of the Company’s common stock. Upon grant, the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between her and the Company.

B.	See Note 9 C-E.

C.	On April 21, 2022, the Company amended its certificate of incorporations to decrease the number of authorized shares of common stock that it may issue from time to time, from 10,000,000,000 to 900,000,000 shares.

D.	On May 4, 2022, the Company received notice that Todd Violette is resigning from his role as Chief Executive Officer of the Company to pursue personal interests, effective immediately.

E.	On May 9, 2022, the company received the balance of $390,000 from Leonite. Upon receipt of the balance of the committed amount, we issued to Leonite an additional 200,000 shares of our common stock and 300,000 warrants to purchase additional shares of our common stock at a per share exercise price of $0.6.

F.	On May 25, 2022, the company signed a 6 month consulting agreement with Guerilla capital, a Canadian company, for the services of investors market perception, identifying capital market solutions, marketing and news dissemination. On June 2nd, 2022, the company was issued 2,484,472 shares for its services.

G.	On June 1, 2022, the company signed a consulting agreement with GPIS LTD, an Israeli company controlled by Boris Molchadsky, for the services of S-1 filing consultation, management services and US development of company operations. The fee for its services is $182,000, paid in 4 installments.

APPYEA INC. AND ITS SUBSIDIARIES

CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

AS OF MARCH 31, 2022

The accompanying notes are an integral part of the financial statements

APPYEA INC. AND ITS SUBSIDIARIES

CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

AS OF MARCH 31, 2022

The accompanying notes are an integral part of the financial statements

APPYEA INC.

CONDENSED CONSOLIDATED BALANCE SHEETS

(U.S. dollars in thousands)

	March 31	December 31,
	2022	2021
	Unaudited	Audited
ASSETS
Current assets
Cash and cash equivalents	79	206
Other accounts receivables	11	13
Loan to a Related party	137	137
Total current assets	227	356

Non-current assets
Property and equipment, net	2	2
Intangible assets. net	142	148
Total non-current asset	144	150

Total assets	371	506

LIABILITIES AND DEFICIENCY
Current liabilities
Trade payables	10	30
Other accounts payable	181	65
Short-term loans from related party	89	89
Convertible loans related party	23	32
Short-term loans	121	112
Convertible loans – current portion	886	1,933
Warrants liability	81	260
Total current liabilities	1,391	2,521

Non-current liabilities
Convertible loan – net of current portion	406	415
	406	415

Total liabilities	1,797	2,936

DEFICIENCY
AppYea Inc. Stockholders’ Deficiency:
Convertible preferred stock, $0.0001 par value	-	-
Common stock, $0.0001 par value	21	21
Additional Paid in Capital	1,020	768
Accumulated deficit	(2,453)	(3,205)
Total AppYea Inc. stockholders’ deficiency	(1,412)	(2,416)
Non-controlling interests	(14)	(14)

Total Deficiency	(1,426)	(2,430)

Total liabilities and deficiency	371	506

The accompanying notes are an integral part of the financial statements

APPYEA INC.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

(U.S. dollars in thousands)

	For the Three Months ended March 31,
	2022	2021
	Unaudited	Unaudited

Research and development expenses	25	60
Sales and marketing	8	1
General and administrative expenses	447	23

Operating loss	(480)	(84)

Change in fair value of convertible loans and warrant liability	1,248	-

Financial expenses, net	(16)	(-)

Consolidated net income	752	(84)

Non-controlling interests	-	-

Net income attributable to AppYea Inc.	752	(84)

Net Income per Common Share

Basic	0.003	(0.001)
Diluted	(0.001)	(0.001)

Weighted Average number of Common Shares Outstanding

Basic	218,246,326	69,019,297
Diluted	691,754,200	69,019,297

*The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split, see Note 1 and Note 9.

The accompanying notes are an integral part of the financial statements

APPYEA INC.

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIENCY

(U.S. dollars in thousands except share data)

	Preferred Stock		Common Stock		Additional Paid in	Accumulated		Non- controlling	Total Equity
	Number	Amount	Number	Amount	Capital	Deficit	Total	interests
	Unaudited
Balance as of January 1, 2022	300,000		218,246,326	21	768	(3,205)	(2,416)	(14)	(2,430)

Share based Compensation	-	-	-	-	252		252	-	252
Net Income	-	-	-	-	-	752	752		752

Balance as of March 31, 2022	300,000	-	218,246,326	21	1,020	(2,453)	(1,412)	(14)	(1,426)

	Preferred Stock		Common Stock		Additional Paid in	Accumulated		Non- controlling	Total
	Number	Amount	Number	Amount	Capital	Deficit	Total	interests	Deficiency
	Unaudited
Balance as of January 1, 2021	225,000	-	63,109,055	6	(5)	(26)	(25)	(12)	(37)

Issuance of shares*	-	-	2,208,817	-	81	-	81	-	81
Adjusting the amount of shares in light of issuance of Appyea shares	-	-	9,611,611	-	-	-	-	-	-

Net Income	-	-	-	-	-	(84)	(84)	-	(84)

Balance as of March 31, 2021	225,000	-	74,929,483	6	76	(110)	(28)	(12)	(40)

*	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.

The accompanying notes are an integral part of the financial statements

APPYEA INC.

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands)

	For The Three Months Ended March 31
	2022	2021
	Unaudited
Cash flows from operating activities:
Consolidated net income	752	(84)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6	-
Share based compensation	252	-
Change in fair value of convertible loans and warrant liability	(1,235)	-
Changes in operating assets and liabilities:
Other current assets	2
Accounts payable	96	1

Net cash used in operating activities	(127)	(83)

Cash flows from investing activities:
Purchase of fixed assets	-	2
Net cash provided by investing activities	-	2

Cash flows from financing activities:
Issuance of shares of Common Stock	-	81

Net cash provided by financing activities	-	81

Change in cash and cash equivalents	(127)	-
Cash and cash equivalents at beginning of period	206	11

Cash and cash equivalents at end of period	79	11

The accompanying notes are an integral part of the financial statements

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS